Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
RELATED PARTY TRANSACTION
On December 28, 2016, the Company entered into a sublease, subject to landlord consents, for portions of its office space in Chicago, Illinois to Uptake, Inc. ("Uptake"), a Lightbank LLC ("Lightbank") portfolio company. Brad Keywell, one of the Company's directors, is the chief executive officer of Uptake. Eric Lefkofsky, the Company's Chairman of the Board, and Mr. Keywell co-founded Lightbank, a private investment firm specializing in information technology companies. They are the majority shareholders of Lightbank, and Mr. Keywell is managing director of Lightbank. The sublease was negotiated on an arm’s-length basis and is a market rate transaction on terms that the Company believes are no less favorable than would have been reached with an unrelated third party. The sublease extends through January 31, 2026 and the sublease rentals over that term total approximately $17.9 million. Pursuant to the Company’s related party transaction policy, the Company’s Audit Committee approved the Company entering into the sublease.